Document Entity Information Document	9 Months Ended
Sep. 30, 2021
Document Information [Abstract]
Entity Registrant Name	Sphere 3D Corp.
Entity Central Index Key	0001591956
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Amendment Flag	false